Debt - Debt related expenses included within Interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt related expenses included within Interest expense:
Interest expense	$ 33,691	$ 19,089	$ 23,552
Amortization of debt issuance costs	2,942	4,749	4,749
Total	$ 36,633	$ 23,838	$ 28,301